Gaming Equipment (Details Textual) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Gaming And Equipment [Line Items]
Cost Of Services Electronic Gaming Machine Depreciation and Amortization	$ 1.5	$ 2.0	$ 3.7	$ 4.6